Organization and Business Description (Details) - Schedule of Financial Statement Amounts and Balances of the VIE and VIE’s Subsidiaries - VIE [Member] - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Financial Statement Amounts and Balances of the VIE and VIE’s Subsidiaries [Line Items]
Current assets	$ 32,548,259	$ 24,391,558
Non-current assets	2,011,402	1,787,635
Total assets	34,559,661	26,179,193
Current liabilities	14,687,268	8,763,714
Non-current liabilities	179,691
Total liabilities	$ 14,866,959	$ 8,763,714